SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Research and Development [Abstract]
Amortization	$ 0	$ 0	$ 0	$ 0